Shareholder Fees - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO	Apr. 29, 2025 USD ($)
SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO | Select Consumer Staples Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none